DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amounts (Details) - 9 months ended Sep. 30, 2022 € in Millions, £ in Millions, kr in Millions, R in Millions, $ in Millions, $ in Billions	USD ($) t	EUR (€)	GBP (£)	CLP ($)	ZAR (R)	SEK (kr)
Foreign currency forward contracts:
Derivative [Line Items]
Notional amount	$ 6.8	€ 85.3	£ 16.6	$ 7.6	R 194.7
Interest rate swap contracts:
Derivative [Line Items]
Notional amount	$ 700.0					kr 22.0
Bunker fuel hedges
Derivative [Line Items]
Nonmonetary notional amount (in metric tons)	42,500